Property, Plant and Equipment - Schedule of Components of Property Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	¥ 81,013	¥ 81,233
Balance as of end of the year	84,708	81,013
Building and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	35,475	37,598
Balance as of end of the year	35,226	35,475
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	23,117	26,119
Balance as of end of the year	20,557	23,117
Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	3,212	3,602
Balance as of end of the year	3,080	3,212
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	11,418	11,344
Balance as of end of the year	11,573	11,418
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	2,978	1,721
Balance as of end of the year	10,944	2,978
Lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	0	849
Balance as of end of the year		0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	4,813	0
Balance as of end of the year	3,328	4,813
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	162,601	153,537
Acquisition	14,276	6,040
Sale and disposition	(2,985)	(1,659)
Exchange differences on translation of foreign operations	574	(252)
Other	(54)	435
Balance as of end of the year	174,412	162,601
Acquisition cost [member] | Building and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	62,184	61,777
Acquisition	933	460
Sale and disposition	(761)	(163)
Transfer from construction in progress	635	37
Exchange differences on translation of foreign operations	149	(139)
Other	720	212
Balance as of end of the year	63,860	62,184
Acquisition cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	66,572	64,457
Acquisition	2,558	1,895
Sale and disposition	(1,580)	(1,165)
Transfer from construction in progress	1,054	1,433
Exchange differences on translation of foreign operations	93	(48)
Balance as of end of the year	68,697	66,572
Acquisition cost [member] | Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	13,109	12,511
Acquisition	1,000	743
Sale and disposition	(465)	(296)
Transfer from construction in progress	86	170
Exchange differences on translation of foreign operations	19	(19)
Balance as of end of the year	13,749	13,109
Acquisition cost [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	11,885	11,811
Acquisition	134
Transfer from construction in progress		97
Exchange differences on translation of foreign operations	21	(23)
Balance as of end of the year	12,040	11,885
Acquisition cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	2,978	1,721
Acquisition	9,526	2,791
Sale and disposition	(6)
Transfer from construction in progress	(1,775)	(1,737)
Exchange differences on translation of foreign operations	288	(20)
Other	(67)	223
Balance as of end of the year	10,944	2,978
Acquisition cost [member] | Lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year		1,260
Acquisition cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	5,873
Acquisition	125	151
Sale and disposition	(173)	(35)
Exchange differences on translation of foreign operations	4	(3)
Other	(707)
Balance as of end of the year	5,122	5,873
Acquisition cost [member] | Increase Decrease Due To Application Of I F R S 15 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		4,500
Acquisition cost [member] | Increase Decrease Due To Application Of I F R S 15 [Member] | Lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		(1,260)
Acquisition cost [member] | Increase Decrease Due To Application Of I F R S 15 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		5,760
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(81,588)	(72,304)
Depreciation amount	(10,800)	(11,034)
Sale and disposition	2,609	1,431
Exchange differences on translation of foreign operations	(83)	31
Other	158
Balance as of end of the year	(89,704)	(81,588)
Accumulated depreciation and impairment losses [member] | Building and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(26,709)	(24,179)
Depreciation amount	(2,545)	(2,616)
Sale and disposition	642	78
Exchange differences on translation of foreign operations	(22)	8
Balance as of end of the year	(28,634)	(26,709)
Accumulated depreciation and impairment losses [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(43,455)	(38,338)
Depreciation amount	(6,161)	(6,170)
Sale and disposition	1,518	1,037
Exchange differences on translation of foreign operations	(42)	16
Balance as of end of the year	(48,140)	(43,455)
Accumulated depreciation and impairment losses [member] | Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(9,897)	(8,909)
Depreciation amount	(1,205)	(1,284)
Sale and disposition	449	289
Exchange differences on translation of foreign operations	(16)	7
Balance as of end of the year	(10,669)	(9,897)
Accumulated depreciation and impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(467)	(467)
Balance as of end of the year	(467)	(467)
Accumulated depreciation and impairment losses [member] | Lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year		(411)
Accumulated depreciation and impairment losses [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of the Year	(1,060)
Depreciation amount	(889)	(964)
Sale and disposition		27
Exchange differences on translation of foreign operations	(3)
Other	158
Balance as of end of the year	¥ (1,794)	(1,060)
Accumulated depreciation and impairment losses [member] | Increase Decrease Due To Application Of I F R S 15 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		288
Accumulated depreciation and impairment losses [member] | Increase Decrease Due To Application Of I F R S 15 [Member] | Lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		411
Accumulated depreciation and impairment losses [member] | Increase Decrease Due To Application Of I F R S 15 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustment on initial application of IFRS16		¥ (123)